PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 68.4% of Net Assets
	Canada – 2.0%
910,249	Canada Goose Holdings, Inc.(a)	$39,784,842
366,300	CGI, Inc.(a)	33,211,082
362,864	Descartes Systems Group, Inc. (The)(a)	25,095,459

		98,091,383

	China – 1.9%
394,784	Alibaba Group Holding Ltd., Sponsored ADR(a)	89,529,116

	France – 0.7%
144,533	Dassault Systemes SE	35,077,601

	Hong Kong – 0.7%
2,897,800	AIA Group Ltd.	35,948,875

	India – 0.9%
2,201,959	HDFC Bank Ltd.	44,474,839

	Japan – 1.2%
1,710,361	Nomura Research Institute Ltd.	56,487,416

	Netherlands – 3.4%
239,207	ASML Holding NV	165,129,203

	Sweden – 1.2%
937,303	Atlas Copco AB, Class A	57,558,251

	Taiwan – 2.4%
5,353,000	Taiwan Semiconductor Manufacturing Co. Ltd.	115,293,066

	United Kingdom – 4.0%
1,112,366	Farfetch Ltd., Class A(a)	56,018,752
869,554	Halma PLC	32,395,433
370,956	Linde PLC	107,243,379

		195,657,564

	United States – 50.0%
304,417	Accenture PLC, Class A	89,739,087
899,790	Airbnb, Inc., Class A(a)	137,793,841
48,554	Alphabet, Inc., Class A(a)	118,558,672
6,126	Alphabet, Inc., Class C(a)	15,353,716
43,209	Amazon.com, Inc.(a)	148,645,873
299,809	Copart, Inc.(a)	39,523,820
219,514	Costco Wholesale Corp.	86,855,104
332,591	Cummins, Inc.	81,089,012
549,624	Danaher Corp.	147,497,097
1,819,864	Dropbox, Inc., Class A(a)	55,160,078
284,340	Estee Lauder Cos., Inc. (The), Class A	90,442,867
325,252	Facebook, Inc., Class A(a)	113,093,373
91,345	Goldman Sachs Group, Inc. (The)	34,668,168

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
245,788	Home Depot, Inc. (The)	$78,379,335
544,551	IQVIA Holdings, Inc.(a)	131,955,598
489,486	M&T Bank Corp.	71,127,211
324,218	MasterCard, Inc., Class A	118,368,750
47,331	Mettler-Toledo International, Inc.(a)	65,569,528
158,294	Northrop Grumman Corp.	57,528,788
120,184	NVIDIA Corp.	96,159,218
773,984	Peloton Interactive, Inc., Class A(a)	95,989,496
221,165	Roper Technologies, Inc.	103,991,783
284,622	S&P Global, Inc.	116,823,100
298,142	Sherwin-Williams Co. (The)	81,228,788
337,064	Texas Instruments, Inc.	64,817,407
261,577	UnitedHealth Group, Inc.	104,745,894
96,294	Vail Resorts, Inc.(a)	30,478,977
250,551	VeriSign, Inc.(a)	57,047,957

		2,432,632,538

	Total Common Stocks (Identified Cost $2,224,528,342)	3,325,879,852

Principal Amount
Bonds and Notes – 29.9%
Non-Convertible Bonds – 28.1%
	Australia – 0.5%
$3,010,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	2,478,032
800,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	855,864
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(b)	729,081
3,560,000	Glencore Funding LLC, 1.625%, 9/01/2025, 144A(b)	3,603,539
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027, 144A	3,969,626
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	8,726,175
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	101,619
1,370,000	Westpac Banking Corp., 2.650%, 1/16/2030(b)	1,466,091

		21,930,027

	Belgium – 0.1%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)(b)	3,626,592
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(b)	2,013,237

		5,639,829

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Brazil – 0.5%
$1,150,000		Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	$1,173,518
1,035,000		Braskem Netherlands Finance BV, 4.500%, 1/10/2028	1,090,580
1,785,000		Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,859,827
22,385	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	4,741,337
2,685,000		Brazilian Government International Bond, 4.500%, 5/30/2029	2,869,137
1,085,000		Brazilian Government International Bond, 4.625%, 1/13/2028	1,172,050
2,980,000		BRF S.A., 4.875%, 1/24/2030	3,129,000
650,000		Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	670,800
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	400,600
1,100,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,161,765
1,250,000		Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	1,276,375
2,465,000		Petrobras Global Finance BV, 5.999%, 1/27/2028	2,828,587
150,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	179,250
575,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	649,491
1,185,000		Suzano Austria GmbH, 3.125%, 1/15/2032	1,173,588
550,000		Suzano Austria GmbH, 3.750%, 1/15/2031	576,813

			24,952,718

		Canada – 5.1%
790,000		1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	764,325
375,651		Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(b)	380,644
780,440		Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	788,408
1,210,000		Antares Holdings LP, 3.950%, 7/15/2026, 144A	1,259,153
1,010,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,093,990
4,500,000		Bank of Montreal, (fixed rate to 1/22/2026, variable rate thereafter), MTN, 0.949%, 1/22/2027(b)	4,421,070
2,675,000		Bank of Nova Scotia (The), 1.050%, 3/02/2026(b)	2,646,551
2,835,000		Bell Canada (The), MTN, 3.600%, 9/29/2027, (CAD)	2,471,866

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
$1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028(b)	$1,132,714
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,491,159
63,600,000	Canadian Government Bond, 0.250%, 2/01/2023, (CAD)(b)	51,195,025
61,465,000	Canadian Government Bond, 0.250%, 5/01/2023, (CAD)(b)	49,404,056
11,680,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(b)	9,441,051
56,605,000	Canadian Government Bond, 0.500%, 9/01/2025, (CAD)(b)	44,947,914
38,220,000	Canadian Government Bond, 0.750%, 9/01/2021, (CAD)(b)	30,864,284
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(b)	1,036,526
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(b)	1,841,365
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	970,740
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,989,462
430,000	Enbridge, Inc., 2.900%, 7/15/2022(b)	440,320
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,965,341
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(b)	742,500
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,489,249
202,071	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(b)	160,078
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,987,508
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	5,181,550
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	1,978,553
2,725,000	Royal Bank of Canada, 0.875%, 1/20/2026(b)	2,687,699
2,040,000	Royal Bank of Canada, 1.200%, 4/27/2026(b)	2,038,595
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,593,596
2,960,000	Shaw Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,491,071
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	2,548,100
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(b)	1,796,396

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
$1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025(b)	$1,687,057
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,651,100

		247,579,016

	Chile – 0.3%
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	1,024,394
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,526,475
1,005,000	Chile Government International Bond, 2.550%, 1/27/2032(b)	1,027,110
2,580,000	Colbun S.A., 3.150%, 3/06/2030	2,628,375
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	2,035,754
570,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031, 144A(b)	620,622
525,000	Enel Chile S.A., 4.875%, 6/12/2028(b)	605,480
2,690,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	2,757,250
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(b)	838,808
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(b)	1,215,771

		14,280,039

	China – 0.8%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(b)	1,005,296
795,000	Baidu, Inc., 3.875%, 9/29/2023(b)	845,141
67,500,000	China Government Bond, 4.000%, 11/30/2035, (CNY)(b)	11,521,769
98,500,000	China Government Bond, 2.200%, 7/27/2025, (CNY)(b)	14,992,961
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)(b)	1,034,169
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)(b)	80,641
25,000,000	China Government Bond, 3.900%, 7/04/2036, (CNH)(b)	4,210,002
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(b)	931,155
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031, 144A	646,221
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(b)	517,235
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,251,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	China – continued
$1,270,000	Weibo Corp., 3.500%, 7/05/2024(b)	$1,338,859

		38,374,824

	Colombia – 0.4%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,365,063
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	2,717,324
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,287,000
1,026,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,121,777
1,035,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,094,513
575,000	Republic of Colombia, 3.875%, 4/25/2027	610,552
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	1,910,985
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	8,339,034
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	970,059

		19,416,307

	Dominican Republic – 0.1%
2,160,000	Dominican Republic, 4.500%, 1/30/2030, 144A	2,208,622
1,155,000	Dominican Republic, 4.875%, 9/23/2032, 144A	1,189,650
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	664,092
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,130,977
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	521,007

		5,714,348

	Egypt – 0.1%
1,515,000	Egypt Government International Bond, 5.250%, 10/06/2025	1,596,507
1,435,000	Egypt Government International Bond, 7.625%, 5/29/2032	1,521,243

		3,117,750

	Finland – 0.1%
3,575,000	Nordea Bank Abp, 0.750%, 8/28/2025, 144A(b)	3,537,091

	France – 0.3%
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(b)	228,127

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – continued
$890,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A(b)	$917,240
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(b)	1,429,587
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A(b)	267,860
4,500,000	Credit Agricole S.A., (fixed rate to 1/26/2026, variable rate thereafter), 1.247%, 1/26/2027, 144A(b)	4,430,401
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)(b)	1,668,557
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)(b)	1,709,214
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	630,717
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	599,114
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(b)	1,131,778

		13,012,595

	Germany – 0.1%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(b)	1,242,564
1,395,000	BMW U.S. Capital LLC, 4.150%, 4/09/2030, 144A(b)	1,627,055
680,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	691,457
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(b)	443,598
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,522,470
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A(b)	484,025
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A(b)	453,225

		6,464,394

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	377,305
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029(b)	1,555,602
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,273,095

		3,206,002

	India – 0.2%
1,195,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	1,139,050
2,480,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027	2,583,613

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	India – continued
$2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	$2,582,918
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,258,976
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,284,100

		8,848,657

	Indonesia – 0.2%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	331,051
1,385,000	Indonesia Government International Bond, 4.200%, 10/15/2050(b)	1,576,573
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	838,978
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)(b)	3,535,804
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)(b)	3,122,164
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030(b)	1,530,976
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	646,531
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	599,555

		12,181,632

	Ireland – 0.1%
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,350,670
3,710,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(b)(c)	4,325,184
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(b)	492,461

		6,168,315

	Israel – 0.6%
23,525,000	State of Israel, 1.000%, 3/31/2030, (ILS)(b)	7,148,145
2,300,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,530,000
4,140,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	3,938,175
19,171,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	16,798,589

		30,414,909

	Italy – 0.6%
275,000	Assicurazioni Generali SpA, EMTN (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	401,602

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Italy – continued
$200,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	$226,227
530,000		Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	706,379
6,965,000		Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(b)	8,747,238
3,305,000		Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	4,333,054
4,255,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	5,230,532
1,975,000		Italy Government International Bond, 2.375%, 10/17/2024	2,052,400
3,335,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)	4,384,732
630,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	757,462
635,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	702,773

			27,542,399

		Japan – 0.7%
988,761,200	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	9,129,783
2,020,350,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(b)	17,513,458
2,000,000		Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024(b)	2,027,562
2,000,000		Nomura Holdings, Inc., 1.851%, 7/16/2025(b)	2,044,392
1,445,000		Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,550,759
2,790,000		Toyota Motor Corp., 2.362%, 3/25/2031(b)	2,907,074

			35,173,028

		Korea – 1.0%
765,000		Export-Import Bank of Korea, 3.000%, 11/01/2022(b)	790,650
160,900,000		Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(b)	2,200,181
636,300,000		Export-Import Bank of Korea, MTN, 6.900%, 2/07/2023, (INR)(b)(d)(e)	8,773,201
1,100,000		Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A(b)	1,154,268
1,650,000		Kia Corp., 1.750%, 10/16/2026, 144A	1,662,161
1,575,000		Kia Corp., 3.000%, 4/25/2023, 144A(b)	1,638,331
2,720,000		Kookmin Bank, 1.375%, 5/06/2026, 144A(b)	2,723,074
1,515,000		Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,546,421

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Korea – continued
$910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	$931,594
670,000	KT Corp., 2.500%, 7/18/2026, 144A(b)	702,590
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A(b)	1,267,615
4,500,000,000	Republic of Korea, 0.875%, 12/10/2023, (KRW)(b)	3,930,330
4,500,000,000	Republic of Korea, 1.125%, 9/10/2025, (KRW)(b)	3,907,270
13,130,550,000	Republic of Korea, 1.500%, 12/10/2030, (KRW)(b)	10,979,296
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,293,696
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(b)	846,261
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,692,365
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(b)	178,959

		47,218,263

	Luxembourg – 0.0%
920,000	ArcelorMittal S.A., 7.000%, 3/01/2041	1,277,827

	Malaysia – 0.1%
28,570,000	Malaysia Government Bond, 3.480%, 3/15/2023, (MYR)(b)	7,058,487

	Mexico – 1.0%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	817,631
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(b)	1,012,456
860,000	America Movil SAB de CV, 2.875%, 5/07/2030(b)	906,437
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(b)	501,104
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	673,313
730,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A(b)	828,287
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	940,073
400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	451,520
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	1,847,917

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
$1,205,000		Comision Federal de Electricidad, 4.750%, 2/23/2027(b)	$1,345,081
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(b)	889,408
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	365,847
840,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(b)	831,676
1,707,184	(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	8,326,440
1,294,043	(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(b)	7,141,450
637,836	(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)(b)	3,528,640
724,558	(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)(b)	3,788,100
2,665,000		Mexico Government International Bond, 3.250%, 4/16/2030(b)	2,751,506
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(b)	250,656
1,850,000		Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026, 144A	1,862,265
1,240,000		Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,359,350
205,000		Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044	248,565
3,505,000		Petroleos Mexicanos, 5.950%, 1/28/2031	3,405,107
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	125,343
835,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	910,150
1,205,000		Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,364,663
1,010,000		Unifin Financiera SAB de CV, 7.250%, 9/27/2023	996,113
2,195,000		Unifin Financiera SAB de CV, 9.875%, 1/28/2029	2,179,174

			49,648,272

		Netherlands – 0.1%
870,000		Cooperatieve Rabobank U.A., 4.375%, 8/04/2025(b)	969,981
1,725,000		ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A(b)	1,729,224

			2,699,205

		New Zealand – 0.3%
3,495,000		ANZ New Zealand International Ltd., 1.250%, 6/22/2026, 144A(b)	3,479,053
2,200,000		Bank of New Zealand, 1.000%, 3/03/2026, 144A(b)	2,170,182

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	New Zealand – continued
5,000,000	Fonterra Co-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)(b)	$4,221,332
6,310,000	New Zealand Government Bond, 1.500%, 5/15/2031, (NZD)(b)	4,300,555
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	2,766,110

		16,937,232

	Norway – 0.3%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027, 144A(b)	3,666,656
2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	3,180,819
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	1,950,068
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	5,420,099

		14,217,642

	Panama – 0.0%
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,565,784

	Paraguay – 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,629,464
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	909,200

		2,538,664

	Peru – 0.1%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	3,159,335
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026(b)	2,069,280
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(b)	1,124,823

		6,353,438

	Philippines – 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030(b)	1,103,757

	Poland – 0.2%
26,400,000	Republic of Poland Government Bond, 1.250%, 10/25/2030, (PLN)(b)	6,703,058
12,970,000	Republic of Poland Government Bond, 3.250%, 7/25/2025, (PLN)(b)	3,703,304

		10,406,362

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Portugal – 0.1%
$3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	$3,547,674

	Qatar – 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	1,790,744
1,600,000	Qatar Petroleum, 2.250%, 7/12/2031, 144A	1,582,992
1,295,000	Qatar Petroleum, 3.300%, 7/12/2051, 144A	1,295,000

		4,668,736

	Romania – 0.2%
29,970,000	Romania Government Bond, 4.150%, 10/24/2030, (RON)	7,648,743
1,100,000	Romania Government International Bond, 2.000%, 4/14/2033, 144A, (EUR)	1,293,432

		8,942,175

	Singapore – 0.3%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A(b)	799,023
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A(b)	1,526,554
860,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	866,766
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A(b)	372,183
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(b)	3,504,834
10,055,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)(b)	7,904,245

		14,973,605

	South Africa – 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,405,295
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A(b)	1,712,935
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,515,552
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	992,580
116,835,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	7,426,523
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	2,354,118
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	7,751,415

		23,158,418

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Spain – 0.4%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)(b)	$2,762,952
400,000	Banco Santander S.A., 3.125%, 2/23/2023(b)	416,673
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	745,143
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	618,958
3,700,000	Cellnex Telecom S.A., EMTN, 1.750%, 10/23/2030, (EUR)	4,365,558
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)(b)	894,136
725,000	Spain Government Bond, 0.750%, 7/30/2021, (EUR)(b)	860,506
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)(b)	548,568
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(b)	3,434,209
1,400,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)(b)	2,177,139
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	3,391,167
1,300,000	Telefonica Emisiones S.A., EMTN, 1.495%, 9/11/2025, (EUR)(b)	1,633,298

		21,848,307

	Supranationals – 0.2%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	1,543,901
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(b)	1,155,051
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,784,685
2,560,000	International Bank for Reconstruction & Development, 0.250%, 12/23/2022, (SEK)(b)	299,933
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(b)	2,865,026
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(b)	1,963,039

		10,611,635

	Sweden – 0.1%
1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A(b)	1,682,552
38,000,000	Sweden Government Bond, 0.125%, 5/12/2031, 144A, (SEK)(b)	4,336,403

		6,018,955

	Switzerland – 0.1%
930,000	Credit Suisse AG, 2.950%, 4/09/2025(b)	995,743

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Switzerland – continued
$2,180,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A(b)	$2,449,946
1,500,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	1,545,378
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,428,838
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045(b)	368,475

		6,788,380

	Tanzania – 0.0%
985,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,047,823

	Thailand – 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023(b)	1,646,803
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A(b)	983,649

		2,630,452

	Trinidad – 0.0%
415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	427,658

	Turkey – 0.4%
2,250,000	TC Ziraat Bankasi A/S, 5.375%, 3/02/2026, 144A	2,210,625
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	3,121,943
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	579,159
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	3,059,098
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	6,607,895
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,472,371

		17,051,091

	Ukraine – 0.0%
1,035,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	1,076,535

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,791,241
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,407,186

		3,198,427

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – 0.3%
$95,000	Avon Products, Inc., 8.450%, 3/15/2043	$123,201
1,265,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	1,343,069
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,494,949
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032(b)	1,426,007
365,000	HSBC Holdings PLC, 4.950%, 3/31/2030(b)	440,486
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023(b)	680,778
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(b)	442,491
1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	1,218,793
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,566,177
1,190,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A	1,184,546
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(b)	361,503
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,459,442
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)(b)	326,234
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	1,547,847
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028(b)	1,931,029

		15,546,552

	United States – 11.0%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	180,428
315,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(f)	318,150
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	498,610
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(f)	1,185,876
965,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(f)	977,352
435,000	AMC Networks, Inc., 4.250%, 2/15/2029	438,806
70,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	64,488
1,541,560	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,513,997
1,208,651	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,160,982

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$361,444	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	$355,999
438,909	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	425,613
3,910,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	4,907,050
220,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	232,925
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	275,719
2,510,000	American Honda Finance Corp., GMTN, 1.700%, 9/09/2021(b)	2,516,854
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,341,553
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	330,434
1,305,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	1,311,095
804,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	815,335
497,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	517,816
945,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	945,105
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)(b)	2,307,393
2,345,000	Bank of America Corp., MTN, (fixed rate to 6/14/2023, variable rate thereafter), 0.523%, 6/14/2024	2,344,508
1,140,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	1,265,765
2,240,000	Boeing Co. (The), 2.196%, 2/04/2026(b)	2,261,410
140,000	Boeing Co. (The), 3.100%, 5/01/2026	148,003
25,000	Boeing Co. (The), 3.250%, 2/01/2035	25,278
165,000	Boeing Co. (The), 3.550%, 3/01/2038	169,466
25,000	Boeing Co. (The), 3.625%, 3/01/2048	24,979
90,000	Boeing Co. (The), 3.750%, 2/01/2050	92,840
635,000	Boeing Co. (The), 3.850%, 11/01/2048	651,631
640,000	Boeing Co. (The), 3.950%, 8/01/2059	669,590
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023(b)	619,436
690,000	Broadcom, Inc., 5.000%, 4/15/2030	814,042
4,730,000	Carnival Corp., 5.750%, 3/01/2027, 144A	4,954,675

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,720,000	Carvana Co., 5.500%, 4/15/2027, 144A	$1,776,296
260,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	251,779
10,055,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	10,247,955
2,510,000	Centene Corp., 2.500%, 3/01/2031	2,475,487
975,000	Centene Corp., 3.000%, 10/15/2030	1,001,598
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	167,269
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	182,058
6,835,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	7,344,107
40,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	42,050
1,240,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	1,271,273
5,315,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	5,441,231
95,000	Continental Resources, Inc., 3.800%, 6/01/2024	100,463
920,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,101,700
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	629,480
490,000	Dana, Inc., 5.375%, 11/15/2027	521,850
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)(b)	1,114,888
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	59,549
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,636
705,000	DISH DBS Corp., 5.125%, 6/01/2029, 144A	696,138
3,035,000	DISH DBS Corp., 5.875%, 11/15/2024	3,258,831
1,385,000	DISH DBS Corp., 7.750%, 7/01/2026	1,568,512
310,000	DR Horton, Inc., 4.375%, 9/15/2022	321,307
140,000	Ecolab, Inc., 4.800%, 3/24/2030(b)	171,273
160,000	Edison International, 4.950%, 4/15/2025	177,142
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	368,721

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	$510,313
70,000	EQT Corp., 3.125%, 5/15/2026, 144A	71,730
145,000	EQT Corp., 3.625%, 5/15/2031, 144A	151,163
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	115,000
3,780,000	Expedia Group, Inc., 2.950%, 3/15/2031	3,830,326
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,510,212
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,862,437
6,640,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	8,019,825
3,005,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	3,673,072
2,710,000	General Motors Co., 5.200%, 4/01/2045	3,349,477
405,000	General Motors Co., 6.250%, 10/02/2043	559,100
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	120,841
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	907,558
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	649,400
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	497,169
855,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	849,442
2,340,000	Goldman Sachs Group, Inc. (The), (fixed rate to 9/10/2023, variable rate thereafter), 0.657%, 9/10/2024	2,335,835
1,105,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,267,291
830,000	HCA, Inc., 3.500%, 9/01/2030	884,257
20,000	HCA, Inc., 4.750%, 5/01/2023	21,430
1,275,000	HCA, Inc., 5.250%, 6/15/2049	1,625,232
4,285,000	HCA, Inc., 5.375%, 9/01/2026	4,933,406
660,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	658,271
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	480,575
3,065,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	3,050,093

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,000,000	Hyundai Capital America, 2.650%, 2/10/2025(b)	$1,045,978
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A(b)	873,391
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(b)	1,658,631
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A(b)	1,808,518
15,330,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	15,253,350
1,085,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,116,194
620,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	648,148
2,160,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	2,313,900
1,135,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,171,547
200,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	207,360
745,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	762,321
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,905,578
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,948,537
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,131,445
3,185,000	John Deere Financial, Inc., 1.340%, 9/08/2027, (CAD)	2,490,960
2,435,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,759,634
1,970,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050	2,556,573
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	776,150
345,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	357,334
60,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	65,100
870,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	881,962
44,000	Masco Corp., 6.500%, 8/15/2032	58,529
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)(b)	770,044
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,592,855
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,066,348
25,000	MPLX LP, 4.500%, 7/15/2023	26,738

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$95,000	MPLX LP, 4.875%, 6/01/2025	$107,239
2,135,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,152,358
4,605,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A(b)	5,160,555
1,370,000	Navient Corp., 5.000%, 3/15/2027	1,417,607
2,584,000	Navient Corp., MTN, 5.625%, 8/01/2033	2,498,185
4,045,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	4,237,137
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	827,881
835,000	Netflix, Inc., 4.875%, 4/15/2028	970,687
2,250,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,675,925
245,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	297,576
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	28,610
1,765,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A(b)	1,776,711
475,000	Novelis Corp., 4.750%, 1/30/2030, 144A	498,750
775,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	761,593
300,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	290,208
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,826,000
1,795,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,400,615
420,000	Old Republic International Corp., 4.875%, 10/01/2024	469,003
1,170,000	OneMain Finance Corp., 5.625%, 3/15/2023	1,247,512
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	970,596
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,690,480
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	146,250
100,000	Ovintiv, Inc., 6.500%, 8/15/2034	132,011
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	59,911
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	306,884
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	39,476

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$30,000	Ovintiv, Inc., 7.375%, 11/01/2031	$39,831
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	177,163
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	9,323,396
1,550,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,530,256
2,120,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	2,330,750
1,250,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	1,114,076
1,645,000	Pacific Gas & Electric Co., 3.950%, 12/01/2047	1,529,956
310,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	309,613
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(b)	2,569,367
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(b)	1,828,911
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)(b)	538,152
295,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	309,750
4,854,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	4,793,325
9,486,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	9,557,050
1,005,000	Radian Group, Inc., 6.625%, 3/15/2025	1,134,132
890,000	Range Resources Corp., 4.875%, 5/15/2025	921,150
165,000	Range Resources Corp., 5.000%, 3/15/2023	170,775
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)(b)	1,506,414
790,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	789,013
4,130,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	4,325,349
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025(b)	870,446
1,450,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	1,397,896
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,114,044
525,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	592,200
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	441,561
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	167,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$130,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	$131,638
500,000	Square, Inc., 3.500%, 6/01/2031, 144A	504,375
2,785,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,958,868
6,900,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	7,120,756
4,305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	4,453,738
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	3,135,485
1,695,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,923,825
420,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	491,400
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	122,917
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)(b)	308,840
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	100,039
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	105,356
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(b)	1,666,231
635,000	TransDigm, Inc., 5.500%, 11/15/2027	661,988
50,000	TransDigm, Inc., 7.500%, 3/15/2027	53,188
2,615,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	2,825,507
615,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	633,881
75,000	Travel & Leisure Co., 6.000%, 4/01/2027	82,393
90,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	101,970
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,563
775,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	764,150
68,117	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	71,175
263,253	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	265,223
4,270,481	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(g)	4,380,468
4,311,109	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(g)	4,807,560
13,596,726	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(g)	14,382,521

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$43,590,000	U.S. Treasury Note, 0.125%, 1/31/2023(h)	$43,547,432
10,300,000	U.S. Treasury Note, 0.125%, 3/31/2023	10,284,309
9,320,000	U.S. Treasury Note, 0.125%, 4/30/2023	9,302,525
23,105,000	U.S. Treasury Note, 0.125%, 5/31/2023	23,055,360
13,295,000	U.S. Treasury Note, 0.750%, 3/31/2026	13,235,276
35,000,000	U.S. Treasury Note, 0.875%, 6/30/2026	34,983,594
13,875,000	U.S. Treasury Note, 1.500%, 11/30/2021	13,957,925
8,590,000	U.S. Treasury Note, 1.625%, 10/31/2026(b)	8,897,025
14,060,000	U.S. Treasury Note, 1.625%, 8/15/2029(b)	14,380,195
9,140,000	U.S. Treasury Note, 1.750%, 11/30/2021(b)	9,204,266
10,235,000	U.S. Treasury Note, 1.750%, 11/15/2029(b)(h)	10,564,439
4,515,000	U.S. Treasury Note, 1.875%, 3/31/2022(b)	4,575,670
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(b)	5,221,039
10,745,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	11,563,876
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,186,898
357,118	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	355,200
2,398,158	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(b)	2,667,591
195,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	201,860
290,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	300,150
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,489,258
1,150,000	Walmart, Inc., 3.700%, 6/26/2028(b)	1,309,095
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	77,529
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	454,556
1,595,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,674,753

		535,064,838

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Uruguay – 0.1%
$1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031(b)	$1,646,366
86,955,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	2,030,538

		3,676,904

	Total Non-Convertible Bonds (Identified Cost $1,319,526,224)	1,368,856,978

Convertible Bonds – 1.8%
	United States – 1.8%
3,485,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	3,611,506
18,255,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	18,290,180
5,315,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(c)	6,189,317
545,000	DISH Network Corp., 2.375%, 3/15/2024	528,309
21,905,000	DISH Network Corp., 3.375%, 8/15/2026	22,354,052
4,220,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(c)	4,557,600
805,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%-0.979%, 4/01/2026, 144A(i)	788,659
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	303,933
1,265,000	Livongo Health, Inc., 0.875%, 6/01/2025	2,009,541
7,025,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	9,554,000
810,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-1.734%, 2/15/2026, 144A(i)	783,169
1,360,000	Southwest Airlines Co., 1.250%, 5/01/2025(b)	2,059,550
275,000	Splunk, Inc., 1.125%, 6/15/2027	267,953
9,500,000	Teladoc Health, Inc., 1.250%, 6/01/2027	10,634,300
1,100,000	Twitter, Inc., Zero Coupon, 0.000%-1.483%, 3/15/2026, 144A(i)	1,049,125
3,275,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(c)	3,320,850

	Total Convertible Bonds (Identified Cost $84,463,671)	86,302,044

Municipals – 0.0%
	United States – 0.0%
125,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $124,989)	131,310

	Total Bonds and Notes (Identified Cost $1,404,114,884)	1,455,290,332

Principal Amount (‡)	Description	Value (†)
Senior Loans – 0.0%
	United States – 0.0%
$521,874	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 5/19/2028(j)	$522,036
443,000	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(k)	444,245
497,379	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(k)	503,457

	Total Senior Loans (Identified Cost $1,455,035)	1,469,738

Shares
Preferred Stocks – 0.1%
Convertible Preferred Stocks – 0.1%
	United States – 0.1%
38,952	El Paso Energy Capital Trust I, 4.750% (Identified Cost $1,828,520)	1,957,338

Principal Amount (‡)
Short-Term Investments – 1.8%
$87,837,549	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $87,837,549 on 7/01/2021 collateralized by $89,538,400 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $89,594,361 including accrued interest(l) (Identified Cost $87,837,549)	87,837,549

	Total Investments – 100.2% (Identified Cost $3,719,764,330)	4,872,434,809
	Other assets less liabilities – (0.2)%	(10,891,721)

	Net Assets – 100.0%	$4,861,543,088

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$ 542,364,684	11.2%	$ 8,773,201	0.2%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(d)	Illiquid security.
(e)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of this security amounted to $8,773,201 or 0.2% of net assets.

(f)	Perpetual bond with no specified maturity date.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $330,483,376 or 6.8% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/02/2021	BRL	S	27,000,000	$5,036,656	$5,388,146	$(351,490)
Bank of America, N.A.	9/15/2021	KRW	B	5,850,000,000	5,244,755	5,193,213	(51,542)
Bank of America, N.A.	9/15/2021	MXN	S	256,059,000	12,891,709	12,726,385	165,324
Citibank, N.A.	9/15/2021	ZAR	S	142,945,000	10,372,690	9,916,301	456,389
Credit Suisse International	9/15/2021	CAD	S	236,354,000	195,088,101	190,663,418	4,424,683
Credit Suisse International	9/15/2021	CAD	S	30,885,000	24,897,720	24,914,491	(16,771)
Credit Suisse International	9/15/2021	COP	S	38,844,665,000	10,745,263	10,311,146	434,117
Credit Suisse International	9/15/2021	GBP	B	12,371,000	17,458,203	17,115,657	(342,546)
Credit Suisse International	9/15/2021	JPY	B	11,200,164,000	102,633,745	100,879,280	(1,754,465)
HSBC Bank USA	9/15/2021	AUD	B	4,075,000	3,155,904	3,057,006	(98,898)
Morgan Stanley Capital Services, Inc.	9/15/2021	EUR	B	139,981,000	171,286,351	166,235,137	(5,051,214)
Morgan Stanley Capital Services, Inc.	9/15/2021	NZD	S	6,003,000	4,323,337	4,195,158	128,179
UBS AG	9/15/2021	IDR	S	40,354,000,000	2,799,445	2,766,356	33,089
UBS AG	9/15/2021	SEK	B	7,350,000	890,977	859,427	(31,550)

Total							$(2,056,695)

At June 30, 2021, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	9/15/2021	NOK	30,959,000	EUR	3,053,495	$3,626,193	$29,438

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2021	76	$11,008,862	$11,187,437	$(178,575)
Ultra Long U.S. Treasury Bond	9/21/2021	17	3,155,015	3,275,687	(120,672)

Total					$(299,247)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$35,077,601	$—	$35,077,601
Hong Kong	—	35,948,875	—	35,948,875
India	—	44,474,839	—	44,474,839
Japan	—	56,487,416	—	56,487,416
Netherlands	—	165,129,203	—	165,129,203
Sweden	—	57,558,251	—	57,558,251
Taiwan	—	115,293,066	—	115,293,066
United Kingdom	163,262,131	32,395,433	—	195,657,564
All Other Common Stocks*	2,620,253,037	—	—	2,620,253,037

Total Common Stocks	2,783,515,168	542,364,684	—	3,325,879,852

Bonds and Notes
Non-Convertible Bonds*	—	1,368,856,978	—	1,368,856,978
Convertible Bonds*	—	86,302,044	—	86,302,044
Municipals*	—	131,310	—	131,310

Total Bonds and Notes	—	1,455,290,332	—	1,455,290,332

Senior Loans*	—	1,469,738	—	1,469,738
Preferred Stocks*	1,957,338	—	—	1,957,338
Short-Term Investments	—	87,837,549	—	87,837,549

Total Investments	2,785,472,506	2,086,962,303	—	4,872,434,809

Forward Foreign Currency Contracts (unrealized appreciation)	—	5,671,219	—	5,671,219

Total	$2,785,472,506	$2,092,633,522	$—	$4,878,106,028

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(7,698,476)	$—	$(7,698,476)
Futures Contracts (unrealized depreciation)	(299,247)	—	—	(299,247)

Total	$(299,247)	$(7,698,476)	$—	$(7,997,723)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or June 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Preferred Stocks
United States	$—	(a)	$—	$(457,096)	$457,096	$—	$—	$—	$—	$—	$—

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 Inputs.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2021, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. During the period ended June 30, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$5,671,219

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(7,698,476)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(299,247)

Total liability derivatives	$(7,698,476)	$(299,247)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2021, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(237,708)	$360,000
HSBC Bank USA	(98,898)	—
Morgan Stanley Capital Services, Inc.	(4,893,597)	4,140,220

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$10,649,365	$601,757

These amounts include cash received as collateral of $3,690,000.

Industry Summary at June 30, 2021 (Unaudited)

Treasuries	13.9%
Semiconductors & Semiconductor Equipment	9.1
IT Services	7.3
Internet & Direct Marketing Retail	6.1
Interactive Media & Services	5.0
Life Sciences Tools & Services	4.1
Chemicals	4.1
Hotels, Restaurants & Leisure	3.4
Capital Markets	3.1
Health Care Equipment & Supplies	3.0
Machinery	2.9
Banks	2.4
Software	2.3
Health Care Providers & Services	2.2
Industrial Conglomerates	2.1
Banking	2.0
Leisure Products	2.0
Other Investments, less than 2% each	23.4
Short-Term Investments	1.8

Total Investments	100.2
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.2)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2021 (Unaudited)

United States Dollar	75.2%
Canadian Dollar	7.1
Euro	5.5
New Taiwan Dollar	2.4
Other, less than 2% each	10.0

Total Investments	100.2
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.2)

Net Assets	100.0%